UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Red Rocks Capital LLC
          ---------------------------------
Address:  25188 Genesee Trail Road
          ---------------------------------
          Suite 250
          ---------------------------------
          Golden, CO  80401
          ---------------------------------

13F File Number:  28-14056
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew R. Luoma
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Title:  Chief Financial Officer
        ---------------------------------------------------
Phone:  (303) 679-8252
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Matthew R. Luoma           Golden, CO           May 16, 2011
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                            ---------------------
Form 13F Information Table Entry Total:                         8
                                            ---------------------
Form 13F Information Table Value Total:                   184,794
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     RED ROCKS CAPITAL LLC
                                                       As of 3/31/2011

            ITEM 1               ITEM 2          ITEM 3     ITEM 4          ITEM 5              ITEM 6    ITEM 7       ITEM 8
---------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer       Title of class       CUSIP     Value    Shares/                  Investment  Other   Voting Authority
                                                            (in $)   Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
---------------------------  -----------------  ---------  -------- -------   ------ -------- ---------- -------- ---- ------ ----
APOLLO GLOBAL MANAGEMENT       NEW     COM      037612306    10,872     604,000                 SOLE              604,000
BLACKSTONE GROUP LP                COM          09253U108    39,264   2,196,000                 SOLE            2,196,000
BROOKFIELD ASSET MGMT- CL A        COM          112585104    26,282     809,675                 SOLE              809,675
INTERNET CAPITAL GROUP INC.        COM          46059C205    11,765     828,500                 SOLE              828,500
KKR & CO. L.P.                     COM          48248M102    39,515   2,408,000                 SOLE            2,408,000
LEUCADIA NATL CORP COM             COM          527288104    37,728   1,005,000                 SOLE            1,005,000
SAFEGUARD SCIENTIFICS INC.         COM          786449207    11,896     584,555                 SOLE              584,555
THL CREDIT INC                     COM          872438106     7,472     547,018                 SOLE              547,018
TOTAL                                                       184,794